Non-interest income (Tables)	12 Months Ended
Dec. 31, 2024
Non-interest income
Schedule of non-interest income

	2024	2023	2022
Continuing operations	£m	£m	£m
Net fees and commissions (1)	2,467	2,330	2,292
Trading income
Foreign exchange	310	270	305
Interest rate (2)	687	595	752
Credit	(163)	(72)	17
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
- debt securities in issue	(9)	(2)	42
Equities, commodities and other	—	3	17
	825	794	1,133
Other operating income
Gain/(loss) on redemption of own debt	—	3	(161)
Rental income on operating lease assets and investment property	233	234	230
Changes in fair value of financial assets and liabilities designated at fair value through profit or loss (3)	(137)	(150)	17
Changes in fair value of other financial assets at fair value through profit or loss (4)	75	50	(45)
Hedge ineffectiveness	2	52	(20)
Profit/ (loss) on disposal of amortised cost assets and liabilities	5	(5)	(15)
Loss on disposal of fair value through other comprehensive income assets	(19)	(43)	(168)
Profit/ (loss) on sale of property, plant and equipment	31	(21)	(5)
Share of profits/ (losses) of associated entities	19	(9)	(30)
Foreign exchange recycling (losses)/gains	(76)	484	5
Other income (5)	3	(16)	81
	136	579	(111)
	3,428	3,703	3,314

(1)	Refer to Note 4 for further analysis.
(2)	Includes fair value changes on derivatives not designated in a hedge accounting relationship, and gains and losses from structural hedges.
(3)	Includes related derivatives.
(4)	Includes instruments that have failed solely payments of principal and interest testing under IFRS 9.
(5)	2022 includes £92 million profit from insurance liabilities.